Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt
Schedule of long-term debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2023	2022
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$288,534	$313,630
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	—	192,021
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	222,264	—
$55 million revolving credit facility with DNB		—	55,000
Hilda loan facility	Hilda Knutsen	60,000	66,154
$172.5 million loan facility	Dan Cisne, Dan Sabia	10,370	31,739
$192.1 million loan facility	Tove Knutsen, Synnøve Knutsen	153,702	162,808
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	79,070	84,247
Torill Sale & Leaseback	Torill Knutsen	99,065	107,048
Total long-term debt		$963,005	$1,062,647
Less: current installments		101,010	371,906
Less: unamortized deferred loan issuance costs		2,050	2,119
Current portion of long-term debt		98,960	369,787
Amounts due after one year		861,995	690,741
Less: unamortized deferred loan issuance costs		4,166	4,140
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$857,829	$686,601

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $963.0 million as of December 31, 2023 is repayable as follows :

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
2024	13,804	80,736	6,470	101,010
2025	14,399	76,081	186,583	277,063
2026	15,060	59,096	219,521	293,677
2027	15,751	26,818	37,500	80,069
2028 and thereafter	119,121	13,241	78,824	211,186
Total	$178,135	$255,972	$528,898	$963,005